SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated in consolidation.

Debtor-in-Possession
Debtor-in Possession
As of December 31, 2023, we were debtors-in-possession under the Bankruptcy Code. As such, we were authorized to continue to operate as an ongoing business but may not engage in transactions outside the ordinary course of business without the prior approval of the Bankruptcy Court.
Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Some of the more significant estimates include assumptions used to estimate the Company’s ability to continue as a going concern, the valuation of the Company’s common shares and the determination of the grant date fair value of stock-based compensation awards for periods prior to the Business Combination, the valuation of digital assets, goodwill, other intangible assets and property, plant and equipment, the fair value of convertible debt, derivative warrants, acquisition purchase price accounting, and income taxes. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from management’s estimates.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
Cash and cash equivalents include all cash balances and highly liquid investments with original maturities of three months or less from the date of acquisition. As of December 31, 2023, cash equivalents included $42.2 million of highly liquid money market funds, which are classified as Level 1 within the fair value hierarchy. Restricted cash consists of cash held in escrow under the Original DIP Credit Agreement and in escrow to pay for construction and development activities.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
The Company’s accounts receivable balance consists of amounts due from its hosting customers. The Company records accounts receivable at the invoiced amount less an allowance for any potentially uncollectible accounts under the current expected credit loss (“CECL”) impairment model and presents the net amount of the financial instrument expected to be collected. The CECL impairment model requires an estimate of expected credit losses, measured over the contractual life of an instrument, which considers forecasts of future economic conditions in addition to information about past events and current conditions. Based on this model, the Company considers many factors, including the age of the balance, collection history, and current economic trends. Bad debts are written off after all collection efforts have ceased.
Allowances for credit losses are recorded as a direct reduction from an asset’s amortized cost basis. Credit losses and recoveries are recorded in general and administrative expenses in the consolidated statements of operations. Recoveries of financial assets previously written off are recorded when received. For the years ended December 31, 2023 and 2022, the Company did not record any credit losses or recoveries.
Valuation of Common Stock
Valuation of Common Stock
Upon completion of the Business Combination (as discussed in Note 4 — Business Combinations, Acquisitions and Restructuring) in fiscal 2022, the Company determined the fair value of New Core Common Stock (as defined below) using the most observable inputs available, including quoted prices of XPDI Class A Common Stock and sales of the Company’s Series A and Series B Contingently Redeemable Convertible Preferred Stock. The Company also used the market approach, which estimated the value of the Company’s business by applying valuation multiples derived from the observed valuation multiples of comparable public companies to the Company’s expected financial results. The Company retained the services of certified valuation specialists to assist with the valuation of the Company’s common stock. Certain inputs for the New Core Common Stock fair value were unobservable and significant to the resulting fair value measurement, resulting in Level 3 instrument classification.
Applying these valuation and allocation approaches involves the use of estimates, judgments and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, valuation multiples, the selection of comparable public companies and the probability of future events. Changes in any or all of these estimates and assumptions, or the relationships between these assumptions, impact the Company’s valuation as of each valuation date and may have a material impact on the valuation of the Company’s common stock and common stock warrants issued with the Company’s debt and equity instruments.

Digital Assets
Digital Assets
The Company has sold or held its digital assets as dictated by liquidity and funding needs. Currently the Company is required by covenant to sell bitcoin it receives as consideration shortly after receipt. Sales of digital assets awarded to the Company through its self-mining activities are classified as cash flows from operating activities.
The Company’s digital assets are accounted for as intangible assets with indefinite useful lives. Digital assets that are received as digital asset mining revenue are initially measured at fair value as discussed below in Digital Asset Mining Revenue. Digital assets that are purchased in an exchange of one digital asset for another digital asset are recognized at the fair value of the asset surrendered. As indefinite lived intangible assets digital assets are not amortized but are evaluated and assessed for impairment on at least an annual basis and more frequently in the interim when indicators of impairment exist. Impairment is indicated and recognized when the carrying amount of the digital asset lot exceeds its fair value. Impairment is measured using quoted prices of the digital asset at the time its fair value is being assessed. Quoted prices, including intraday low prices, are collected and utilized in impairment testing and measurement on a daily basis. To the extent that an impairment loss is recognized, the loss establishes the new cost basis of the digital asset.
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment includes land, buildings and improvements for datacenter facilities and leasehold improvements for the Company’s corporate headquarters. Property and equipment consists of computer, mining, network, electrical and other equipment, including property and equipment under finance leases. Property, plant and equipment, net is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are capitalized at cost and amortized over the shorter of their estimated useful lives or the lease term. Future obligations related to finance leases are presented as Finance lease liabilities, current portion and Finance lease liabilities, net of current portion in the Company’s Consolidated Balance Sheets. Depreciation expense, including amortization of assets held under finance leases, is primarily included in Cost of revenue in the Company’s Consolidated Statements of Operations.
Self-mining computer equipment that is subsequently contracted for sale to customers is valued at the lower of cost or net realizable value, with any write-down recognized as Cost of Equipment Sales in the Company’s Consolidated Statements of Operations.

Long-Lived Asset Impairments
Long-Lived Asset Impairments
The Company tests long-lived asset groups for recoverability whenever events or changes in circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets. Long-lived assets include property, plant and equipment and intangible assets subject to amortization. A long-lived asset may be impaired when the estimated future undiscounted cash flows are less than the carrying amount of the asset. If that comparison indicates that the asset’s carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the estimated fair value of the asset. Long-lived assets to be disposed of are reported at the lower of the carrying amount or estimated fair value less costs to sell.
Goodwill
Goodwill
The total purchase price of any of the Company’s acquisitions is allocated to the tangible and intangible assets acquired and the liabilities assumed based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill.
The Company does not amortize goodwill, but tests it for impairment annually as of October 31, or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. The Company has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of its reporting units are less than their carrying amounts as a basis for determining whether it is necessary to perform the quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, or chooses not to perform a qualitative assessment, then the quantitative goodwill impairment test will be performed. The quantitative test compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the excess of the carrying amount over the fair value is recognized as an impairment loss, and the resulting measurement of goodwill becomes its new carrying value.
The Company identified goodwill impairment triggering events during the year ended December 31, 2022. These events included declines in the market price of bitcoin, the market price of the Company’s stock and the Company’s market capitalization. As a result, the Company performed the quantitative test to compare the fair value to the carrying amount for each reporting unit at June 30, 2022. Sustained and further deterioration in market prices and in the Company’s financial position resulted in additional quantitative testing at September 30, 2022. The Company concluded that the carrying value of the Mining reporting unit exceeded its fair value and, as such, recorded a $996.5 million impairment of goodwill in its Mining reporting unit for the year ended December 31, 2022. The Company concluded the carrying amount of the Equipment Sales and Hosting reporting unit exceeded its fair value and, as such, recorded a $58.2 million impairment of goodwill in its Equipment Sales and Hosting reporting unit for the year ended December 31, 2022. These impairments are presented within impairment of goodwill and other intangibles on the Company’s Consolidated Statements of Operations. As of December 31, 2023 and 2022, the Company had no remaining goodwill.
Energy Forward Purchase Contract and Derivative Warrant Liabilities
Energy Forward Purchase Contract
In October 2023, the Company entered into an energy forward purchase contract to fix a specified component of the energy price related to forecasted energy purchases at the Cottonwood 1 facility from November 1, 2023 through May 31, 2024, respectively, in incremental blocks of 48 MW per month. The energy forward purchase contract minimizes price volatility risk as energy is purchased at a fixed rate, addressing exposures related to changes in operating costs. The Company did not enter into the forward purchase contract for speculative or trading purposes.
The Company determined the forward purchase contract meets the definition of a derivative because it has a notional amount, no initial net investment, and can be net settled. The forward purchase contract is not designated as a hedging instrument for accounting. The forward purchase contract is recorded and initially measured at its fair value and is subsequently remeasured at its fair value each reporting period, with changes in fair value reported in net (loss) income.
Derivative Warrant Liabilities
The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The classification of derivative instruments, including whether such instruments should be classified as liabilities or as equity, is re-assessed at the end of each reporting period.
The Company has public warrants and private placement warrants that have been recognized as derivative liabilities. Accordingly, the Company recognized the warrant instruments as liabilities at fair value and adjusted the instruments to fair value at each reporting period. The liabilities were subject to re-measurement at each balance sheet date until exercised, and any change in fair value was recognized in the Company’s Consolidated Statements of Operations and presented as fair value adjustment on derivative warrant liabilities. The initial and subsequent estimated fair value of both the public warrants and private placement warrants was based on the listed price in an active market for the public warrants.
After the Petition Date, as defined below, discussed in Note 3 — Chapter 11 Filing and Other Related Matters below, the public warrants and private placement warrants were moved to liabilities subject to compromise.
Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs are capitalized and amortized over the term of the associated debt. Debt issuance costs are presented in the consolidated balance sheets as a direct deduction from the carrying amount of the debt liability consistent with the debt discount.

Revenue From Contracts With Customers and Deferred Revenue
Revenue From Contracts With Customers - Digital Asset Mining Revenue
The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 606, Revenue Recognition (“ASC 606”). The core principle of the revenue standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:
•Step 1: Identify the contract with the customer
•Step 2: Identify the performance obligations in the contract
•Step 3: Determine the transaction price
•Step 4: Allocate the transaction price to the performance obligations in the contract
•Step 5: Recognize revenue when the Company satisfies a performance obligation
In order to identify the performance obligations in a contract with a customer, an entity must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met:
•The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and
•The entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).
If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.
The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:
•Variable consideration
•Constraining estimates of variable consideration
•The existence of a significant financing component in the contract
•Noncash consideration
•Consideration payable to a customer
Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized under the accounting contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The transaction price is allocated to each performance obligation on a relative standalone selling price basis.
The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time, as appropriate.
Application of the five-step model to the Company’s mining operations
One of the Company’s ongoing major or central operations is to provide a service of performing hash calculations to third-party pool operators alongside collectives of third-party bitcoin miners (such collectives, “mining pools”) as a participant. The Company considers the third-party mining pool operators to be its customers under Topic 606. Contract inception and our enforceable right to consideration begins when we commence providing hash calculation services to the mining pool operators. Each party to the contract has the unilateral right to terminate the contract at any time without any compensation to the other party for such termination. As such, the duration of a contract is less than a day and may be continuously renewed multiple times throughout the day. The implied renewal option is not a material right because there are no upfront or incremental fees in the initial contract and the terms, conditions, and compensation amount for the renewal options are at the then market rates.
The Company is entitled to non-cash compensation based on the Full-Pay-Per-Share (“FPPS”) model of the mining pool it is a participant in. FPPS pools pay block rewards and transaction fees, less mining pool fees and the participants are entitled to non-cash consideration even if a block is not successfully validated by the mining pool operator. The Company is entitled to compensation once it begins to perform hash calculations for the pool operator in accordance with the operator’s specifications over a 24-hour period beginning mid-night UTC and ending 23:59:59 UTC on a daily basis. The non-cash consideration that we are entitled to for providing hash calculations to the pool operator under the FPPS payout method is made up of block rewards and transaction fees less pool operator expenses determined as follows:
•The non-cash consideration in the form of a block reward is based on the total blocks expected to be generated on the Bitcoin Network for the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: the daily hash calculations that we provided to the pool operator as a percent of the Bitcoin Network’s implied hash calculations as determined by the network difficulty, multiplied by the total Bitcoin Network block rewards expected to be generated for the same daily period.
•The non-cash consideration in the form of transaction fees paid by transaction requestors is based on the share of total actual fees paid over the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: total actual transaction fees generated on the Bitcoin Network during the 24-hour period as a percent of total block rewards the Bitcoin Network actually generated during the same 24-hour period, multiplied by the block rewards we earned for the same 24-hour period noted above.
•The block reward and transaction fees earned by the Company is reduced by mining pool fees charged by the operator for operating the pool based on a rate schedule per the mining pool contract. The mining pool fee is only incurred to the extent we perform hash calculations and generate revenue in accordance with the pool operator’s payout formula during the same 24-hour period beginning mid-night UTC daily.
The above non-cash consideration is variable, since the amount of block reward earned depends on the amount of hash calculations we perform; the amount of transaction fees we are entitled to depends on the actual Bitcoin Network transaction fees over the same 24-hour period; and the operator fees for the same 24-hour period are variable since it is determined based on the total block rewards and transaction fees in accordance with the pool operator’s agreement. While the non-cash consideration is variable, the Company has the ability to estimate the variable consideration at contract inception with reasonable certainty without the risk of significant revenue reversal. The Company does not constrain this variable consideration because it is probable that a significant reversal in the amount of revenue recognized from the contract will not occur when the uncertainty is subsequently resolved and recognizes the non-cash consideration on the same day that control is transferred, which is the same day as contract inception.
The Company measures the non-cash consideration based on the volume weighted average spot rates of aggregated exchanges over a 24-hour period beginning mid-night UTC and ending 23:59:59 UTC on the day of contract inception using the Company’s primary bitcoin pricing source system. The Company recognizes non-cash consideration on the same day that control of the contracted service is transferred to the pool operator, which is the same day as the contract inception.
Prior to 2022, in certain arrangements, the Company did not have a reliable means to estimate its relative share of the rewards until they were paid to it and the variable consideration was constrained until the Company received the consideration, at which time revenue was recognized. The Company measured consideration at fair value on the date received, which was typically not materially different than the fair value at inception of the arrangement or the time the Company had earned the award from the pools.
Direct expenses associated with providing hash calculation services to a third-party operated mining pool are recorded as cost of revenues. Depreciation and amortization expenses on fixed and right-of-use assets, including digital asset mining equipment, used to provide the services are also recorded as a component of cost of revenues.
Revenue From Contracts With Customers - Hosting
The Company primarily generates revenue from contracts with customers from hosting services. Prior to fiscal 2023, the “Hosting” segment also included sales of mining equipment to customers and was referred to as “Hosting and Equipment Sales”, when the Company also recognized revenue from contracts with customers from sales of computer equipment, in which the Company generally recognized revenue when control of the promised equipment was transferred to customers. The Company generally recognizes revenue when the promised service is performed. Revenue excludes any amounts collected on behalf of third parties, including sales and indirect taxes.
Performance Obligations
The Company’s performance obligations primarily relate to hosting services, which are described below. The Company has performance obligations associated with commitments in customer hosting contracts for future services that have not yet been recognized in the financial statements. As of December 31, 2023, for contracts with original terms that exceed one year (typically ranging from 15 to 24 months), we expect to recognize approximately $78.1 million of revenue in the future related to performance obligations associated with existing hosting contracts. As of December 31, 2023, unsatisfied performance obligations that are expected to be recognized in 2024 and 2025 are $68.4 million and $9.7 million, respectively.
Hosting Services
The Company regularly enters contracts that include hosting services, for which revenue is recognized as services are performed on a variable basis. The Company performs hosting services that enable customers to run blockchain and other high-performance computing operations. The Company’s performance obligation related to these services is satisfied over time. The Company recognizes revenue for services that are performed on a consumption basis, such as the amount of electricity used in a period, based on the customer’s use of such resources. The Company recognizes variable consumption usage hosting revenue each month as the uncertainty related to the consideration is resolved, hosting services are provided to our customers, and our customers utilize the hosting services (the customer simultaneously receives and consumes the benefits of the Company’s performance). The Company generally bills its customers in advance based on estimated consumption under the contract. The Company recognizes revenue based on actual consumption in the period and invoices adjustments in subsequent periods or retains credits toward future consumption. The term between invoicing and when payment is due typically does not exceed 30 days.
Equipment Sales (Applicable to years ended December 31, 2022 and 2021)
The Company entered into contracts with more than one performance obligation. For example, the Company entered into contracts that include both hosting services and sales of computer equipment to those same customers, for which revenue is recognized at the point in time when control of the equipment is transferred to the customer (typically at the start of the contract period). For these contracts, revenue was recognized based on the relative standalone selling price of each performance obligation in the contract.
The Company recognized revenue from sales of computer equipment to customers at the point in time when control of the equipment is transferred to the customer, which generally occurred upon deployment of the equipment. Customers made a series of deposits on equipment purchases with the final payment typically being due at least one month prior to deployment. Self-mining computer equipment that was subsequently sold to customers was recognized as Equipment Sales to Customers in the Company’s Consolidated Statements of Operations. We do not expect to enter equipment sales contracts in the future or to have any equipment sales revenue after December 31, 2022.
Deferred Revenue
The Company records contract liabilities in Deferred revenue on the Company’s Consolidated Balance Sheets when cash payments are received in advance of performance and recognizes them as revenue when the performance obligations are satisfied. The Company’s current and non-current deferred revenue balance as of December 31, 2023 and 2022, was $9.8 million and $80.4 million, respectively, all from advance payments received during the years then ended.
In the year ended December 31, 2023, the Company recognized $21.0 million of revenue that was included in the deferred revenue balance as of the beginning of the year. Of the remaining deferred revenue balance, $20.5 million and $33.0 million were released as a result of the Celsius and Gryphon claim settlements, respectively. See Note 3 — Chapter 11 Filing and Other Related Matters for further details on the settlements.
In the year ended December 31, 2022, the Company recognized $88.6 million of revenue that was included in the deferred revenue balance as of the beginning of the year.
Advanced payments for hosting services are typically recognized in the following month and advanced payments for equipment sales are generally recognized within one year.

Deposits for Equipment
Deposits for Equipment
The Company has entered into agreements with vendors to supply equipment for its customers and for the Company’s own digital asset mining operations. These agreements generally require significant refundable deposits payable months in advance of delivery and additional advance payments in monthly installments thereafter.
The Company classifies deposits for digital asset mining equipment based on the expected predominant source and use of the cash flows for the equipment that has been contracted for purchase. Prior to the acquisition of Blockcap on July 30, 2021, the Company expected that the predominant source and use of the cash flows for orders of digital asset mining equipment would be related to customer sales. Beginning with orders placed subsequent to July 30, 2021, the Company expects that the predominant source and use of cash flows for digital asset mining equipment will be related to the Company’s own self-mining operations. Therefore, the Company has classified deposits for equipment related to orders prior to July 30, 2021, as cash flow from operating activities and has classified deposits for equipment related to orders made subsequent to July 30, 2021, as cash flows from investing activities.
Cost of Revenue
Costs of Revenue
The Company’s Cost of Hosting Services and Cost of Digital Asset Mining primarily consist of electricity costs, salaries, stock-based compensation, depreciation of property, plant and equipment used to perform hosting services and mining operations and other related costs. Cost of Equipment Sales represents costs of computer equipment sold to customers.

Research and Development
Research and Development
The Company’s research and development expenses primarily include personnel costs associated with technology and product development and data science research. Research and development costs are expensed as incurred.

Share-Based Compensation
Stock-Based Compensation
Stock-based compensation expense is measured at the grant date based on the value of the equity award. The fair value of stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model. The fair value of restricted stock unit awards is estimated on the date of grant using the estimated fair value of the Company’s common stock on the date of grant.
For awards with only service conditions, primarily stock options and certain restricted stock units, the estimated fair value of the equity awards is recognized as expense on a straight-line basis, less actual forfeitures as they occur, over the requisite service period for the entire award, which is generally the vesting period.
For awards with service and performance conditions, primarily restricted stock unit awards, the compensation expense is recognized separately for each tranche of each award as if it were a separate award with its own vesting date (i.e., on an accelerated attribution basis) and the estimated fair value of the equity awards is recognized as expense when it is probable that the performance conditions will be achieved. If the performance conditions become probable of being achieved before the end of the requisite service period, the unrecognized compensation costs for which the requisite service have been provided is recognized in the period in which achievement becomes probable and the remaining unrecognized compensation costs for which requisite service has not been provided is recognized as expense prospectively on an accelerated attribution basis over the remaining requisite service period for the entire award, less actual forfeitures as they occur.
Employee Benefit Plan
Employee Benefit Plan
The Company currently maintains a defined contribution retirement and savings plan for the benefit of our employees who satisfy certain eligibility requirements (the “401(k) Plan”). The U.S. Internal Revenue Code allows eligible employees to defer a portion of their compensation, within prescribed limits, on a pre-tax basis through contributions to the 401(k) Plan. Prior to January 1, 2022, the Company did not match contributions made by participants in the 401(k) Plan.
Earnings Per Share
Earnings Per Share
The Company computes earnings per share (“EPS”) following ASC Topic 260, Earnings per share. Basic EPS is measured as the income or loss available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the if-converted method; the potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that are potentially an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation.

Income Taxes
Income Taxes
The Company is subject to income taxes mainly in the jurisdictions in which it provides various infrastructure, technology and hosting services. The Company’s tax position requires significant judgment in order to properly evaluate and quantify tax positions and to determine the provision for income taxes.
The Company uses the assets and liabilities method to account for income taxes, which requires that deferred tax assets and deferred tax liabilities be determined based on the differences between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the years in which the differences are expected to be reversed. The Company estimates its actual current tax expense, including permanent charges and benefits, and the temporary differences resulting from differing treatment of items, for tax and financial accounting purposes.
The Company assesses whether it is more likely than not that its deferred tax assets will be realized by considering both positive and negative evidence. If the Company believes that recovery of these deferred tax assets is not more likely than not, the Company establishes a valuation allowance. Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including recent operating results, projections of future taxable income, the reversal of taxable temporary differences, and the feasibility of tax planning strategies.
GAAP sets forth a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are included within Income Tax Expense. Accrued interest and penalties are included in the related tax liability line in the Company’s Consolidated Balance Sheets.
The Company adjusts its reserves for tax positions in light of changing facts and circumstances, such as the closing of a tax audit, the refinement of an estimate based on new facts or changes in tax laws. To the extent that the final tax outcome of these matters is different than the amounts recorded, the differences are recorded as adjustments to the provision for income taxes in the period in which such determination is made. The provision (benefit) for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.
The Company’s future effective tax rates could be adversely affected by changes in the valuation of the Company’s deferred tax assets or liabilities, or changes in tax laws, regulations, accounting principles or interpretations thereof. In addition, the Company is subject to examination of income tax returns by various tax authorities. The Company regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of its provisions for income taxes.

Recently Adopted Accounting Standard and Accounting Standards Not Yet Adopted
Recently Adopted Accounting Standards
In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments—Measurement of Credit Losses on Financial Instruments, which requires an entity to measure credit losses for certain financial instruments and financial assets, including trade receivables. Under this update, on initial recognition and at each reporting period, an entity is required to recognize an allowance that reflects the entity’s current estimate of credit losses expected to be incurred over the life of the financial instrument. The Company adopted ASU 2016-13 as of January 1, 2023, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In December 2023, the FASB issued Accounting Standards Update 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 is intended to improve the accounting for certain crypto assets by requiring an entity to measure those crypto assets at fair value each reporting period with changes in fair value recognized in net income. The amendments also improve the information provided to investors about an entity’s crypto asset holdings by requiring disclosure about significant holdings, contractual sale restrictions, and changes during the reporting period. ASU 2023-08 is effective for annual and interim reporting periods beginning after December 15, 2024, with early adoption permitted. The Company elected to early adopt the new standard effective January 1, 2024. The financial statement impact upon adoption was not material. Under the Company’s current bitcoin strategy, the impact of the adoption on 2024 financial performance is expected to be immaterial.
Accounting Standards Not Yet Adopted
In December 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which will improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This update will be effective for the Company during the annual reporting period beginning January 1, 2025.The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Under the ASU, PBEs must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” This update will be effective for the Company during the annual reporting period beginning January 1, 2025. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.
There are no other new accounting pronouncements that are expected to have a significant impact on the Company’s consolidated financial statements.

Fair Value Measurements
The Company measures certain assets and liabilities at fair value on a recurring or non-recurring basis in certain circumstances. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:
Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
The Company uses observable market data when determining fair value whenever possible and relies on unobservable inputs only when observable market data is not available.
Nonrecurring fair value measurements
The Company’s non-financial assets, including digital assets, property, plant and equipment, goodwill, and intangible assets are measured at estimated fair value on a nonrecurring basis. These assets are adjusted to fair value only when an impairment is recognized, or the underlying asset is held for sale. Refer to Note 2 — Summary of Significant Accounting Policies and Note 5 — Property, Plant and Equipment, Net, for more information regarding fair value considerations when measuring impairment. The estimated fair value of the Company’s digital assets as of December 31, 2023 and 2022, was $2.3 million and $0.7 million, respectively. We estimate the fair values of our digital assets based on quoted prices in active markets (Level 1).
No non-financial assets were classified as Level 3 as of December 31, 2023 or December 31, 2022.
Fair value of financial instruments
The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, net, digital assets, accounts payable, notes payable and certain accrued expenses and other liabilities. The carrying amount of these financial instruments materially approximate their fair values.

Concentrations of Revenue and Credit Risk
Concentrations of Revenue and Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Credit risk with respect to accounts receivable is concentrated with a small number of customers. The Company places its cash and cash equivalents with major financial institutions, which management assesses to be of high credit quality, in order to limit the exposure to credit risk.